Note 17 - Deferred Income Tax and Social Contribution - Deferred Taxes Not Related to Tax Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (407.1)	R$ (49.9)	R$ (61.5)
Temporary differences, investment securities [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.0	39.0
Temporary differences, investment securities [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, investment securities [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	10.0
Temporary differences, intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,031.1)	(719.5)
Temporary differences, intangible assets [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	0.6
Temporary differences, intangible assets [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,031.7)
Temporary differences, employee benefits [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	614.8	631.1
Temporary differences, employee benefits [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	61.2
Temporary differences, employee benefits [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	553.6
Temporary differences, trade payables [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1,535.9	1,068.2
Temporary differences, trade payables [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(208.6)
Temporary differences, trade payables [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	1,744.5
Temporary differences, trade receivable [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	39.0	52.3
Temporary differences, trade receivable [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	35.0
Temporary differences, trade receivable [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	4.0
Temporary differences, derivatives [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(285.5)	1.0
Temporary differences, derivatives [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(302.3)
Temporary differences, derivatives [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	16.8
Temporary differences, interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(76.0)
Temporary differences, interest-bearing loans and borrowings [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(20.6)
Temporary differences, interest-bearing loans and borrowings [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(55.4)
Temporary differences, inventories [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	221.9	230.6
Temporary differences, inventories [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	215.0
Temporary differences, inventories [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	6.9
Temporary differences, property, plant and equipment [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,276.8)	(920.5)
Temporary differences, property, plant and equipment [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(82.8)
Temporary differences, property, plant and equipment [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,194.0)
Temporary differences, withholding tax over undistributed profits and royalties [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(863.8)	(788.6)
Temporary differences, withholding tax over undistributed profits and royalties [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(72.2)
Temporary differences, withholding tax over undistributed profits and royalties [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(791.6)
Temporary differences, investments in joint ventures [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)	(421.6)
Temporary differences, investments in joint ventures [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)
Temporary differences, investments in joint ventures [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(421.6)
Temporary differences, provisions [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	339.1	307.6
Temporary differences, provisions [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	215.8
Temporary differences, provisions [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	123.3
Temporary differences, other items [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(4.0)	R$ (30.5)
Temporary differences, other items [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1.4)
Temporary differences, other items [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(2.6)
Deferred taxes not related to tax losses [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(1,198.1)
Deferred taxes not related to tax losses [member] | Not later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	(160.3)
Deferred taxes not related to tax losses [member] | Later than one year [member]
Statement Line Items [Line Items]
Net deferred tax assets / (liabilities)	R$ (1,037.8)